Current And Future Changes In Accounting Policies (Policies)	6 Months Ended
Apr. 30, 2024
Statement [Line Items]
Current Changes in Accounting Policies
CURRENT CHANGES IN ACCOUNTING

POLICIES
The following new standard has been adopted

by the Bank on November 1, 2023.
(millions of Canadian dollars) Amount
Insurance-related liabilities $ 7,468
Other liabilities 131
Other assets (2,361)
Net insurance-related balances as at October

31, 2022
$ 5,238
Changes in actuarial assumptions, including

risk adjustment and discount factor

(192)
Recognition of losses on onerous contracts 113
Other adjustments (93)
Net insurance-related balances as at

November 1, 2022
$ 5,066
Insurance contract liabilities $ 5,761
Reinsurance contract assets (695)
Net insurance-related balances as at

November 1, 2022
$ 5,066

Insurance Contracts
Insurance Contracts
The IASB issued IFRS 17 which replaced

the guidance in IFRS 4,
Insurance Contracts

(IFRS 4) and became effective for annual

reporting periods beginning on or
after January 1, 2023, which was November

1, 2023 for the Bank. IFRS 17 establishes

principles for recognition, measurement,

presentation and disclosure of
insurance contracts.
Under IFRS 17, insurance contracts are

aggregated into groups which are measured

at the risk-adjusted present value of

cash flows in fulfilling the contracts.
Revenue is recognized as insurance services

are provided over the coverage period.

Losses are recognized immediately if

the contract group is expected to be
onerous. The liabilities presented by insurance

groups are

comprised of the liability for remaining

coverage (LRC) and the liability for incurred

claims (LIC) and are
reported as Insurance contract liabilities

on the Interim Consolidated Balance Sheet.

The LRC is the obligation to investigate and

pay claims that have not yet
occurred and includes the loss component related

to onerous contract groups.

The LIC is the estimate of claims incurred, including

claims that have occurred but
have not been reported, and related insurance

costs.

IFRS 17 introduces two measurement models

that are applicable to the Bank, the premium

allocation approach model (PAA) and the general measurement

model
(GMM). The Bank measures the majority of

its insurance contract groups using

the PAA,

which includes property and casualty contracts

as well as short-term life
and health contracts. The PAA is a simplified model applied to insurance contracts that are either one year or less

or where the PAA approximates the GMM.
Contracts using the GMM are longer-term life

and health contracts. The LRC for insurance

contract groups using the PAA is measured as unearned premiums less
deferred acquisition cash flows allocated

to the group. The LRC is adjusted for the

recognition of insurance revenue and amortization

of acquisition cash flows
reported in insurance service expenses

on a straight-line basis over the contractual

terms of the underlying insurance contracts,

usually twelve months. The LRC
for longer term contracts using the GMM

model is measured using estimates and

assumptions that reflect the timing

and uncertainty of insurance cash flows.
When a group of contracts is expected

to be onerous, a loss component (expected

loss related to fulfilling the related insurance

contracts) is established which
increases the LRC and insurance service expenses.

The loss component

of the LRC is subsequently recognized in

income over the contractual term of

the
underlying insurance

contracts to offset claims incurred and related

expenses.
The Bank measures the LIC at the present

value of current estimates of claims and related

costs for insurable events occurring at or

before the Interim
Consolidated Balance Sheet date. The LIC

includes a risk adjustment, which represents

the compensation the Bank requires for bearing

the uncertainty related to
non-financial risks

in its fulfilment of insurance contracts.

Expenses related to claims incurred

and related costs are reported in insurance

service expenses and
changes related to discounting the liability are

recorded as insurance finance income

or expenses in other income (loss).

Prior to the adoption of IFRS 17, these
expenses were recorded in insurance

claims and related expenses and non-interest

expenses.
Reinsurance contracts held are recognized

and measured using the same principles as insurance

contracts issued. Reinsurance contract

assets are presented in
Other assets on the Interim Consolidated Balance

Sheet and the net results from reinsurance

contracts held are presented in Other income

(loss) on the Interim
Consolidated Statement of Income. Refer to

Note 14 for further detail on the balances and

results of insurance and reinsurance contracts.
The Bank initially applied IFRS 17 on

November 1, 2023 and restated the comparative

period. The Bank transitioned by primarily

applying the full retrospective
approach which resulted in the measurement

of insurance contracts as if IFRS 17

had always applied to them.
The following table sets out adjustments

to the
Bank’s insurance-related balances reported under

IFRS 4 as at October 31, 2022 used to derive

the insurance contract liabilities and reinsurance

contract assets
recognized by the Bank as at November

1, 2022 under IFRS 17.
(millions of Canadian dollars) Amount
Insurance-related liabilities $ 7,468
Other liabilities 131
Other assets (2,361)
Net insurance-related balances as at October

31, 2022
$ 5,238
Changes in actuarial assumptions, including

risk adjustment and discount factor

(192)
Recognition of losses on onerous contracts 113
Other adjustments (93)
Net insurance-related balances as at

November 1, 2022
$ 5,066
Insurance contract liabilities $ 5,761
Reinsurance contract assets (695)
Net insurance-related balances as at

November 1, 2022
$ 5,066
On November 1, 2022, IFRS 17 transition

adjustments resulted in a decrease

to the Bank’s deferred tax assets of $
60

million and an after-tax increase to retained
earnings of $ 112

million.

Upon the initial application of IFRS 17 on

November 1, 2023, the Bank applied transitional

guidance and reclassified certain securities

supporting insurance
operations to minimize accounting mismatches

arising from the application of the new

discount factor under IFRS 17. The transitional

guidance for such securities
is applicable for entities that previously used

IFRS 9,
Financial Instruments

and was applied without a restatement

of comparatives. The reclassification resulted

in
a decrease to retained earnings and an increase

in accumulated other comprehensive income

(AOCI) of $
10

million.

Future Changes in Accounting Policies
FUTURE CHANGES IN ACCOUNTING

POLICIES
The following standard has been issued, but

is not yet effective on the date of issuance of

the Bank’s Interim Consolidated Financial

Statements.
Presentation and Disclosure in Financial

Statements
In April 2024, the IASB issued IFRS 18,
Presentation and Disclosure in Financial

Statements

(IFRS 18), which replaces the guidance

in IAS 1,
Presentation of
Financial Statements

and sets out requirements for presentation

and disclosure of information, focusing

on providing relevant information to users

of the financial
statements. IFRS 18 focuses on the presentation

of financial performance in the statement of

profit or loss, it will be effective for the Bank’s annual

period
beginning November 1, 2027. Early application

is permitted. The Bank is currently assessing

the impact of adopting this standard.

Impairment - Expected Credit Loss Model Assumptions
Impairment – Expected Credit Loss Model
The expected credit loss (ECL) model requires

the application of judgments, estimates,

and assumptions in the assessment of the

current and forward-looking
economic environment. There remains elevated

economic uncertainty, and management continues to exercise

expert credit judgment in assessing if an

exposure
has experienced significant increase in credit

risk since initial recognition and in determining

the amount of ECLs at each reporting date.

To the extent that certain
effects are not fully incorporated into the model

calculations, temporary quantitative and qualitative

adjustments have been applied.

Insurance Contracts Assumptions
Insurance Contracts
The assumptions used in establishing the Bank’s

insurance claims and policy benefit liabilities

are based on best estimates of possible

outcomes.

For property and casualty insurance

contracts, the ultimate cost of LIC is estimated

using a range of standard actuarial claims

projection techniques in
accordance with Canadian accepted actuarial

practices. Additional qualitative judgment

is used to assess the extent to which past

trends may or may not apply in
the future, in order to arrive at the estimated

ultimate claims cost amounts that present

the most likely outcome taking into account

all the uncertainties involved.

For life and health insurance contracts,

actuarial liabilities consider all future policy

cash flows, including premiums, claims,

and expenses required to administer
the policies. Critical assumptions used in

the measurement of life and health insurance

contract liabilities are determined by the appointed

actuary.
Further information on insurance risk assumptions

is provided in Note 14.